WEBSITE DEVELOPMENT COSTS (Tables)	9 Months Ended
Dec. 31, 2012
WEBSITE DEVELOPMENT COSTS [Abstract]
Website development costs, stated at cost
	Estimated
	Useful Life	December 31,	March 31,
	(Years)	2012	2012
Website development costs	5	$5,315	$5,315
Accumulated amortization		(1,602)	(801)

		$3,713	$4,514